PENSION PLAN - Schedule of Schedule of Actuarial Gains and Losses Recognized in OCI (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ 14	$ (7)
Actuarial gain (loss) arising from
Financial assumptions	10	2
Experience adjustments	3	2
Return on plan assets excluding interest income	19	17
Recognized gain during the period after tax	32	21
Net defined benefit liability (asset), ending balance	46	14
Registered Plans
Actuarial gain (loss) arising from
Return on plan assets excluding interest income	(14)	(12)
Registered Plans | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	13	(8)
Actuarial gain (loss) arising from
Financial assumptions	10	2
Experience adjustments	3	2
Return on plan assets excluding interest income	19	17
Recognized gain during the period after tax	32	21
Net defined benefit liability (asset), ending balance	45	13
Supplemental Plan | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	1	1
Actuarial gain (loss) arising from
Financial assumptions	0	0
Experience adjustments	0	0
Return on plan assets excluding interest income	0	0
Recognized gain during the period after tax	0	0
Net defined benefit liability (asset), ending balance	$ 1	$ 1